PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PRINCIPAL ACTIVITIES AND ORGANIZATION
Registered Capitals and Statutory Reserves of Variable Interest Entity	¥ 9,002	¥ 9,002
Threshold period for paying service fees	30 days
Effective term of exclusive purchase option agreement	10 years